Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

October 31, 2019

T22-QTLY-1219

1.9880057.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	54,659	$2,103,825
Verizon Communications, Inc.	31,995	1,934,738

		4,038,563

Entertainment – 1.4%
Electronic Arts, Inc. (a)	5,764	555,649
The Walt Disney Co.	13,017	1,691,169

		2,246,818

Interactive Media & Services – 4.9%
Alphabet, Inc. Class A (a)	3,811	4,797,287
Facebook, Inc. Class A (a)	15,712	3,011,205
Match Group, Inc. (b)	5,431	396,408

		8,204,900

Media – 1.3%
Comcast Corp. Class A	35,592	1,595,234
Sirius XM Holdings, Inc. (b)	70,995	477,086

		2,072,320

TOTAL COMMUNICATION SERVICES		16,562,601

CONSUMER DISCRETIONARY – 9.9%
Hotels, Restaurants & Leisure – 4.0%
Domino’s Pizza, Inc.	4,502	1,222,833
McDonald’s Corp.	9,557	1,879,862
Planet Fitness, Inc. Class A (a)	13,911	885,574
Starbucks Corp.	18,176	1,536,963
Yum! Brands, Inc.	10,771	1,095,518

		6,620,750

Internet & Direct Marketing Retail – 1.6%
Booking Holdings, Inc. (a)	807	1,653,357
eBay, Inc.	30,155	1,062,964

		2,716,321

Specialty Retail – 3.2%
O’Reilly Automotive, Inc. (a)	3,253	1,416,714
Ross Stores, Inc.	12,282	1,346,967
The Home Depot, Inc.	11,332	2,658,261

		5,421,942

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	19,814	1,774,344

TOTAL CONSUMER DISCRETIONARY		16,533,357

CONSUMER STAPLES – 6.6%
Beverages – 1.6%
Monster Beverage Corp. (a)	12,499	701,569
The Coca-Cola Co.	35,613	1,938,416

		2,639,985

Food Products – 0.4%
The Hershey Co.	5,136	754,324

Household Products – 3.1%
Colgate-Palmolive Co.	14,181	972,817
Kimberly-Clark Corp.	6,882	914,480

	Shares	Value
The Clorox Co.	4,943	$730,032
The Procter & Gamble Co.	20,301	2,527,677

		5,145,006

Tobacco – 1.5%
Altria Group, Inc.	24,673	1,105,104
Philip Morris International, Inc.	17,085	1,391,402

		2,496,506

TOTAL CONSUMER STAPLES		11,035,821

ENERGY – 4.0%
Oil, Gas & Consumable Fuels – 4.0%
Cabot Oil & Gas Corp.	23,795	443,539
Chevron Corp.	14,664	1,703,077
ConocoPhillips	13,161	726,487
EOG Resources, Inc.	8,371	580,194
Exxon Mobil Corp.	30,348	2,050,614
Occidental Petroleum Corp.	11,752	475,956
Valero Energy Corp.	7,024	681,188

TOTAL ENERGY		6,661,055

FINANCIALS – 13.3%
Banks – 2.7%
SVB Financial Group (a)	6,061	1,342,390
US Bancorp	31,248	1,781,761
Western Alliance Bancorp	27,625	1,362,741

		4,486,892

Capital Markets – 6.3%
CME Group, Inc.	8,457	1,740,028
FactSet Research Systems, Inc.	4,731	1,199,403
Intercontinental Exchange, Inc.	17,493	1,649,940
Moody’s Corp.	6,760	1,491,864
MSCI, Inc.	6,059	1,421,199
S&P Global, Inc.	6,310	1,627,917
SEI Investments Co.	22,264	1,334,059

		10,464,410

Consumer Finance – 2.6%
Capital One Financial Corp.	16,472	1,536,014
Discover Financial Services	16,218	1,301,657
Synchrony Financial	39,069	1,381,870

		4,219,541

Thrifts & Mortgage Finance – 1.7%
Essent Group Ltd.	28,306	1,474,460
MGIC Investment Corp.	101,607	1,393,032

		2,867,492

TOTAL FINANCIALS		22,038,335

HEALTH CARE – 14.7%
Biotechnology – 5.1%
AbbVie, Inc.	28,409	2,259,936
Amgen, Inc.	10,516	2,242,537
Biogen, Inc. (a)	6,426	1,919,510

2

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Celgene Corp. (a)	18,078	$1,952,966

		8,374,949

Health Care Equipment & Supplies – 0.9%
IDEXX Laboratories, Inc. (a)	5,298	1,509,983

Life Sciences Tools & Services – 1.6%
Mettler-Toledo International, Inc. (a)	1,828	1,288,630
Waters Corp. (a)	6,480	1,371,298

		2,659,928

Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co. (b)	38,383	2,202,033
Eli Lilly & Co.	16,780	1,912,081
Johnson & Johnson	25,922	3,422,741
Pfizer, Inc.	66,067	2,534,991
Zoetis, Inc.	13,932	1,782,181

		11,854,027

TOTAL HEALTH CARE		24,398,887

INDUSTRIALS – 9.3%
Aerospace & Defense – 2.0%
Lockheed Martin Corp.	3,780	1,423,850
The Boeing Co.	5,645	1,918,792

		3,342,642

Electrical Equipment – 0.6%
Rockwell Automation, Inc.	6,081	1,045,871

Industrial Conglomerates – 1.8%
3M Co.	8,151	1,344,834
Honeywell International, Inc.	9,152	1,580,825

		2,925,659

Machinery – 1.7%
Allison Transmission Holdings, Inc.	18,824	820,915
Graco, Inc.	18,649	842,935
Illinois Tool Works, Inc.	7,293	1,229,454

		2,893,304

Professional Services – 1.6%
CoStar Group, Inc. (a)	1,597	877,583
Robert Half International, Inc.	14,890	852,750
Verisk Analytics, Inc.	6,458	934,473

		2,664,806

Road & Rail – 1.6%
CSX Corp.	16,841	1,183,417
Union Pacific Corp.	8,878	1,468,954

		2,652,371

TOTAL INDUSTRIALS		15,524,653

INFORMATION TECHNOLOGY – 21.8%
Communications Equipment – 1.2%
Cisco Systems, Inc.	40,175	1,908,714

IT Services – 6.8%
Accenture PLC Class A	8,296	1,538,244

	Shares	Value
Automatic Data Processing, Inc.	8,013	$1,299,949
Mastercard, Inc. Class A	8,359	2,313,855
Paychex, Inc.	12,532	1,048,177
PayPal Holdings, Inc. (a)	14,722	1,532,560
VeriSign, Inc. (a)	4,800	912,096
Visa, Inc. Class A	14,913	2,667,339

		11,312,220

Semiconductors & Semiconductor Equipment – 0.9%
Texas Instruments, Inc.	12,633	1,490,568

Software – 8.6%
Adobe, Inc. (a)	5,772	1,604,212
Aspen Technology, Inc. (a)	7,104	817,741
Check Point Software Technologies Ltd. (a)	8,805	989,770
Citrix Systems, Inc.	10,231	1,113,747
Microsoft Corp.	50,890	7,296,099
Oracle Corp.	30,141	1,642,383
VMware, Inc. Class A	5,448	862,255

		14,326,207

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	28,833	7,172,497

TOTAL INFORMATION TECHNOLOGY		36,210,206

MATERIALS – 2.6%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	2,800	597,128
Celanese Corp.	3,876	469,577
Ecolab, Inc.	3,180	610,783
LyondellBasell Industries N.V. Class A	5,736	514,519
Valvoline, Inc.	16,870	360,006

		2,552,013

Containers & Packaging – 0.5%
International Paper Co.	10,234	447,021
Packaging Corp. of America	3,971	434,666

		881,687

Metals & Mining – 0.5%
Nucor Corp.	8,190	441,031
Royal Gold, Inc.	3,268	377,258

		818,289

TOTAL MATERIALS		4,251,989

REAL ESTATE – 4.1%
Equity Real Estate Investment Trusts (REITs) – 4.1%
American Tower Corp.	3,780	824,342
AvalonBay Communities, Inc.	1,946	423,566
Digital Realty Trust, Inc.	3,223	409,450
Equity Residential	5,055	448,176
Essex Property Trust, Inc.	1,128	369,003
Extra Space Storage, Inc.	2,756	309,416
Gaming and Leisure Properties, Inc.	7,269	293,377
National Retail Properties, Inc.	5,325	313,696

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc.	7,537	$331,930
Prologis, Inc.	6,528	572,897
PS Business Parks, Inc.	1,419	256,201
Public Storage	1,827	407,165
Realty Income Corp.	5,144	420,728
Simon Property Group, Inc.	3,277	493,778
STORE Capital Corp.	7,873	318,857
UDR, Inc.	6,584	330,846
WP Carey, Inc.	3,602	331,600

TOTAL REAL ESTATE		6,855,028

UTILITIES – 3.6%
Electric Utilities – 1.8%
FirstEnergy Corp.	13,669	660,486
IDACORP, Inc.	4,875	524,648
NextEra Energy, Inc.	5,126	1,221,731
OGE Energy Corp.	12,183	524,600

		2,931,465

Gas Utilities – 0.3%
UGI Corp.	10,254	488,808

Independent Power and Renewable Electricity Producers – 1.1%
AES Corp.	31,252	532,847
NRG Energy, Inc.	15,427	618,931
Vistra Energy Corp.	24,335	657,775

		1,809,553

Multi-Utilities – 0.4%
WEC Energy Group, Inc.	7,341	692,990

TOTAL UTILITIES		5,922,816

TOTAL COMMON STOCKS (Cost $153,908,706)		165,994,748

Money Market Funds – 1.8%

	Shares	Value
Fidelity Cash Central Fund, 1.83% (c)	67,369	$67,382
Fidelity Securities Lending Cash Central Fund, 1.84% (c)(d)	2,788,230	2,887,333

TOTAL MONEY MARKET FUNDS (Cost $2,954,728)		2,954,715

TOTAL INVESTMENT IN SECURITIES – 101.7% (Cost $156,863,434)		168,949,463

NET OTHER ASSETS (LIABILITIES) (e) – (1.7%)		(2,766,268)

NET ASSETS – 100.0%		$166,183,195

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

(e)	Includes $8,190 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	1	December 2019	$151,790	$1,096	$1,096
CME Micro E-mini S&P 500 Index Future Contracts	3	December 2019	45,537	1,527	1,527

Total Equity Index Contracts					2,623

4

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$101

Fidelity Securities Lending Cash Central Fund	2,439

Total	$2,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

6